Significant Accounting Policies - Schedule of Significant Intercompany Transactions (Details)	Dec. 31, 2024
Sinovac Hong Kong
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Sinovac Biotech
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	73.09%
Sinovac Life Sciences
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	59.24%
Sinovac Dalian
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	68.00%
Sinovac Biomed Co., Ltd.
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Sinovac Holding Group Co., Ltd.
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Sinovac Business Services Dalian Co., Ltd.
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Sinovac Singapore
Property, Plant and Equipment [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%